Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss), Net Of Tax [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Total
Balance at Dec. 31, 2009	$ 48	$ 21,188	$ 770	$ 28,620	$ 1,817	$ (1,033)	$ (1,538)	$ 49,872
Comprehensive income:
Net income				2,591				2,591
Other comprehensive income:
Net change in unrealized gain (loss) on securities available for sale, net of reclassification adjustments and tax effects					(1,319)			(1,319)
Net change in unrealized gain (loss) on derivative instruments, net of tax effects					(1,048)			(1,048)
Total comprehensive income								224
Treasury shares purchased						(111)		(111)
ESOP shares earned		(28)					91	63
Balance at Dec. 31, 2010	48	21,160	770	31,211	(550)	(1,144)	(1,447)	50,048
Comprehensive income:
Net income				3,242				3,242
Other comprehensive income:
Net change in unrealized gain (loss) on securities available for sale, net of reclassification adjustments and tax effects					3,083			3,082
Net change in unrealized gain (loss) on derivative instruments, net of tax effects					(502)			(501)
Total comprehensive income								5,823
Cash dividends on common stock				(186)				(186)
Treasury shares purchased						(134)		(134)
ESOP shares earned		(9)					90	81
Issuance of restricted stock awards	1	(1)
Stock award and option expense		71						71
Balance at Dec. 31, 2011	$ 49	$ 21,221	$ 770	$ 34,267	$ 2,031	$ (1,278)	$ (1,357)	$ 55,703